Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net Income (Loss)	$ 16,448	$ (43,878)	$ 20,943
Other Comprehensive Income (Loss), Net of Tax:
Net unrecognized gain (loss) from defined benefit plans, net of $1,958, $(1,813) and $0 of deferred income tax liability (asset) for the years ended December 31, 2012, 2011 and 2010, respectively	3,076	(2,847)
Reclassification adjustment for amortization of unrealized loss from defined benefit plans included in net income, net of $693, $77 and $0 of deferred tax asset for the years ended December 31, 2012, 2011 and 2010, respectively	1,088	120
Other comprehensive income (loss), net of tax	4,164	(2,727)
Total Comprehensive Income (Loss)	20,612	(46,605)	20,943
Less: Comprehensive Income Attributable to Noncontrolling Interests	(108)	(52)	(119)
Comprehensive Income (Loss) Attributable to Lumos Networks Corp.	$ 20,504	$ (46,657)	$ 20,824